Delinquent Section 16(a) Report.  Based solely upon a review of the copies of the forms received by (All 10/31 CE Funds) Eaton Vance Senior Floating-Rate Trust, Eaton Vance Short Duration Diversified Income Fund, Eaton Vance Tax-Advantaged Dividend Income Fund, Eaton Vance Tax-Advantaged Global Dividend Income Fund, Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund, Eaton Vance Tax-Managed Diversified Equity Income Fund and Eaton Vance Tax-Managed Global Diversified Equity Income Fund] (the “Fund”), all of the trustees and officers of the Fund, Eaton Vance Management and its affiliates, and any person who owns more than ten percent of the Fund’s outstanding securities have complied with the filings required under Section 16(a) of the Securities Exchange Act of 1934 regarding ownership of shares of the Fund for the most recent fiscal year end, except that Jill Damon, the Secretary of the Fund, submitted a Form 3 filing after its due date as a result of an administrative delay with the Securities and Exchange Commission.  No transactions were reported on this form